EQUIPMENT (Tables)	12 Months Ended
Dec. 31, 2025
Notes and other explanatory information [abstract]
SCHEDULE OF EQUIPMENT

	Equipment	Furniture	Total
	$	$	$
Cost
Balance, December 31, 2023	2,320,275	-	2,320,275
Additions	181,094	-	181,094
Impairment	(772,174)	-	(772,174)
Assets written off	(162,686)	-	(162,686)
Balance, December 31, 2024	1,566,509	-	1,566,509
Additions	73,684	14,813	88,497
Impairment	(422,950)	-	(422,950)
Balance, December 31, 2025	1,217,243	14,813	1,232,056

Accumulated Amortization
Balance, December 31, 2023	602,280	-	602,280
Amortization	438,441	-	438,441
Assets written off	(130,653)	-	(130,653)
Balance, December 31, 2024	910,068	-	910,068
Amortization	122,233	2,966	125,199
Balance, December 31, 2025	1,032,301	2,966	1,035,267

Carrying value
As at December 31, 2025	184,942	11,847	196,789
As at December 31, 2024	656,441	-	656,441